Share Capital	12 Months Ended
Dec. 31, 2017
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Share Capital
41	SHARE CAPITAL

		2017	2016
		RMB million	RMB million
Registered, issued and fully paid of RMB1.00 each
A shares listed on The Shanghai Stock Exchange (“A Shares”)
-	Tradable shares held by Shanghai Licheng Information
-	Technology Consulting Co., Ltd. with trading moratorium	—	466
-	Tradable shares held by China National Aviation Fuel
-	Holding Company with trading moratorium	—	466
-	Tradable shares held by China COSCO Shipping
-	Corporation Limited with trading moratorium	—	233
-	Tradable shares held by Caitong Fund Management
-	Co., Ltd. with trading moratorium	—	162
-	Tradable shares without trading moratorium	9,808	8,481

H shares listed on The Stock Exchange of Hong Kong Limited (“H Shares”)		4,659	4,659

-		14,467	14,467

Pursuant to articles 49 and 50 of the Company’s articles of association, both the listed A shares and listed H shares are registered ordinary shares and carry equal rights.

A summary of movements in the Company’s share capital is as follows:

Number of shares in issue
At 1 January 2017	14,467
Issue of shares	—

At 31 December 2017	14,467